Share-based payments - Summary of Range of Exercise Prices of Outstanding Share Options (Details)	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)	2,658,426
Management Incentive Plan | Grant Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)	1,329,213	1,329,213	0
Management Incentive Plan | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)	1,329,213	1,329,213	0
Long-term Incentive Plan | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)		2,220,341	0
June 29, 2025 | Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	1,329,213
June 29, 2025 | Long-term Incentive Plan | Performance Options | December 29, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	341,377
June 29, 2025 | Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	996,910
June 29, 2025 | Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	332,303
April 12, 2032 | Long-term Incentive Plan | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)	1,039,222
April 12, 2032 | Long-term Incentive Plan | Performance Options | April 12, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	697,845
April 12, 2033 | Long-term Incentive Plan | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)	1,758,841
April 12, 2033 | Long-term Incentive Plan | Performance Options | April 12, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	1,181,119